Offerings	Aug. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued under the Viridian Therapeutics, Inc. Amended and Restated 2016 Equity Incentive Plan (the "2016 Plan")
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	17.36
Maximum Aggregate Offering Price	$ 138,880,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,262.53
Offering Note	Represents (i) 8,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of Viridian Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), (ii) 2,000,000 shares of Common Stock of the Registrant issuable pursuant to the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), (iii) 1,228,650 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 3, 2025, March 10, 2025, April 1, 2025, May 1, 2025, June 2, 2025, July 1, 2025, and August 1, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan, 2025 ESPP, and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.Estimated solely for calculating the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the shares of Common Stock of the Registrant on The Nasdaq Capital Market on August 1, 2025, within five business days prior to filing.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued under the Viridian Therapeutics, Inc. 2025 Employee Stock Purchase Plan (the "2025 ESPP")
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	17.36
Maximum Aggregate Offering Price	$ 34,720,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,315.64
Offering Note	Represents (i) 8,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of Viridian Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), (ii) 2,000,000 shares of Common Stock of the Registrant issuable pursuant to the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), (iii) 1,228,650 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 3, 2025, March 10, 2025, April 1, 2025, May 1, 2025, June 2, 2025, July 1, 2025, and August 1, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan, 2025 ESPP, and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.Estimated solely for calculating the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the shares of Common Stock of the Registrant on The Nasdaq Capital Market on August 1, 2025, within five business days prior to filing.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to Stock Option Inducement Awards granted on March 3, 2025
Amount Registered | shares	113,200
Proposed Maximum Offering Price per Unit	14.41
Maximum Aggregate Offering Price	$ 1,631,212
Fee Rate	0.01531%
Amount of Registration Fee	$ 249.74
Offering Note	Represents (i) 8,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of Viridian Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), (ii) 2,000,000 shares of Common Stock of the Registrant issuable pursuant to the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), (iii) 1,228,650 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 3, 2025, March 10, 2025, April 1, 2025, May 1, 2025, June 2, 2025, July 1, 2025, and August 1, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan, 2025 ESPP, and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on March 10, 2025
Amount Registered | shares	310,700
Proposed Maximum Offering Price per Unit	15.58
Maximum Aggregate Offering Price	$ 4,840,706
Fee Rate	0.01531%
Amount of Registration Fee	$ 741.12
Offering Note	Represents (i) 8,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of Viridian Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), (ii) 2,000,000 shares of Common Stock of the Registrant issuable pursuant to the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), (iii) 1,228,650 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 3, 2025, March 10, 2025, April 1, 2025, May 1, 2025, June 2, 2025, July 1, 2025, and August 1, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan, 2025 ESPP, and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to Stock Option Inducement Awards granted on April 1, 2025
Amount Registered | shares	220,750
Proposed Maximum Offering Price per Unit	12.56
Maximum Aggregate Offering Price	$ 2,772,620
Fee Rate	0.01531%
Amount of Registration Fee	$ 424.49
Offering Note	Represents (i) 8,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of Viridian Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), (ii) 2,000,000 shares of Common Stock of the Registrant issuable pursuant to the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), (iii) 1,228,650 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 3, 2025, March 10, 2025, April 1, 2025, May 1, 2025, June 2, 2025, July 1, 2025, and August 1, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan, 2025 ESPP, and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to Stock Option Inducement Awards granted on May 1, 2025
Amount Registered | shares	204,150
Proposed Maximum Offering Price per Unit	13.74
Maximum Aggregate Offering Price	$ 2,805,021
Fee Rate	0.01531%
Amount of Registration Fee	$ 429.45
Offering Note	Represents (i) 8,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of Viridian Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), (ii) 2,000,000 shares of Common Stock of the Registrant issuable pursuant to the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), (iii) 1,228,650 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 3, 2025, March 10, 2025, April 1, 2025, May 1, 2025, June 2, 2025, July 1, 2025, and August 1, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan, 2025 ESPP, and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on June 2, 2025
Amount Registered | shares	23,400
Proposed Maximum Offering Price per Unit	13.97
Maximum Aggregate Offering Price	$ 326,898
Fee Rate	0.01531%
Amount of Registration Fee	$ 50.05
Offering Note	Represents (i) 8,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of Viridian Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), (ii) 2,000,000 shares of Common Stock of the Registrant issuable pursuant to the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), (iii) 1,228,650 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 3, 2025, March 10, 2025, April 1, 2025, May 1, 2025, June 2, 2025, July 1, 2025, and August 1, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan, 2025 ESPP, and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on July 1, 2025
Amount Registered | shares	175,000
Proposed Maximum Offering Price per Unit	14.47
Maximum Aggregate Offering Price	$ 2,532,250
Fee Rate	0.01531%
Amount of Registration Fee	$ 387.69
Offering Note	Represents (i) 8,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of Viridian Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), (ii) 2,000,000 shares of Common Stock of the Registrant issuable pursuant to the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), (iii) 1,228,650 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 3, 2025, March 10, 2025, April 1, 2025, May 1, 2025, June 2, 2025, July 1, 2025, and August 1, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan, 2025 ESPP, and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on August 1, 2025
Amount Registered | shares	181,450
Proposed Maximum Offering Price per Unit	17.41
Maximum Aggregate Offering Price	$ 3,159,044.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 483.65
Offering Note	Represents (i) 8,000,000 shares of common stock, par value $0.01 per share (“Common Stock”) of Viridian Therapeutics, Inc. (the “Registrant”) issuable pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan (the “2016 Plan”), (ii) 2,000,000 shares of Common Stock of the Registrant issuable pursuant to the Registrant’s 2025 Employee Stock Purchase Plan (the “2025 ESPP”), (iii) 1,228,650 shares of Common Stock of the Registrant issuable pursuant to the Stock Option Inducement Awards granted on March 3, 2025, March 10, 2025, April 1, 2025, May 1, 2025, June 2, 2025, July 1, 2025, and August 1, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the 2016 Plan, 2025 ESPP, and each of the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.